Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - Public Warrants [Member]	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Beginning balance	$ 21,313,333 [1]
Change in fair value of warrant liabilities	5,940,000
Ending balance	$ 27,253,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.